Label	Element	Value
U.S. REAL ESTATE PORTFOLIO | Class IS
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

October 25, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 25, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated June 13, 2013 of:

U.S. Real Estate Portfolio (Class IS shares)

Risk/Return [Heading]	rr_RiskReturnHeading	U.S. REAL ESTATE PORTFOLIO
Expense [Heading]	rr_ExpenseHeading	The following table replaces the "Annual Portfolio Operating Expenses" table in the section of the Prospectus entitled "Portfolio Summary-U.S. Real Estate Portfolio-Fees and Expenses-Annual Portfolio Operating Expenses:"
Advisory Fee	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	The following table replaces the "Example" table in the section of the Prospectus entitled "Portfolio Summary-U.S. Real Estate Portfolio-Fees and Expenses-Example:"
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 287
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.

[1]	Other expenses have been estimated for the current fiscal year.